Related Party Balances and Transactions - Schedule of Amounts Due to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 2,958	$ 417	¥ 4,669
Due to Ji'an Aoxinlian by the Group
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 2,958		¥ 4,669